Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Summary of Significant Accounting Policies
Schedule of net intangible assets and liabilities

	September 30,	December 31,
	2019	2018
	(unaudited)
Intangible Assets
Leasing commissions	$1,031,188	$305,646
Legal and marketing costs	116,340	95,950
Above market leases	678,096	648,409
Leases in place	2,437,906	1,535,829
	$4,263,530	$2,585,834

Intangible Liabilities
Below market leases, net	$(1,336,298)	$(439,726)

	December 31,
	2018	2017
Intangible Assets
Leasing commissions	$305,646	$278,625
Legal and marketing costs	95,950	112,167
Above market leases	648,409	771,856
Leases in place	1,535,829	1,097,256
	$2,585,834	$2,259,904

Intangible Liabilities
Below market leases, net	$(439,726)	$(300,724)

Schedule of adjustments to rental revenue related to the above and below market leases

	Three months ended September 30,		Nine months ended September 30,
	2019	2018	2019	2018
Amortization of above market leases	$(55,830)	$(60,444)	$(165,699)	$(164,605)
Amortization of below market leases	35,120	23,511	82,143	54,534
	$(20,710)	$(36,933)	$(83,556)	$(110,071)

	For the years ended December 31,
	2018	2017
Amortization of above market leases	$214,415	$127,734
Amortization of below market leases	(78,045)	(30,697)
	$136,370	$97,037

Schedule of amortization related to intangible assets

	Three months ended September 30,		Nine months ended September 30,
	2019	2018	2019	2018
Leasing commissions	$(28,180)	$(23,586)	$(74,109)	$(60,112)
Legal and marketing costs	(7,751)	(8,781)	(24,271)	(23,998)
Leases in place	(137,965)	(144,429)	(395,735)	(332,449)
	$(173,896)	$(176,796)	$(494,115)	$(416,559)

	For the years ended December 31,
	2018	2017
Leasing commissions	$(82,306)	$(41,602)
Legal and marketing costs	(31,660)	(18,674)
Leases in place	(467,727)	(184,051)
	$(581,693)	$(244,327)

Schedule of future amortization of above and below market leases

	For the
	remaining
	three months
	ending
	December 31,					2024‑
	2019	2020	2021	2022	2023	2039	Total
Intangible Assets
Leasing commissions	$39,850	$152,216	$142,806	$109,232	$83,691	$503,393	$1,031,188
Legal and marketing costs	7,683	26,436	21,709	17,185	12,992	30,335	116,340
Above market leases, net	59,973	219,074	212,136	119,607	33,311	33,995	678,096
Leases in place	165,297	601,659	533,733	307,177	165,747	664,293	2,437,906
	$272,803	$999,385	$910,384	$553,201	$295,741	$1,232,016	$4,263,530

Intangible Liabilities
Below market leases, net	$(58,338)	$(219,714)	$(207,700)	$(185,252)	$(138,780)	$(526,514)	$(1,336,298)

	2019	2020	2021	2022	2023	2024-2027	Total
Intangible Assets
Leasing commissions	$88,331	$75,332	$67,721	$36,661	$17,855	$19,746	$305,646
Legal and marketing costs	30,054	20,736	16,127	11,739	8,126	9,168	95,950
Above market leases, net	212,864	180,650	173,712	81,183	—	—	648,409
Leases in place	490,184	404,455	365,252	157,418	54,354	64,166	1,535,829
	$821,433	$681,173	$622,812	$287,001	$80,335	$93,080	$2,585,834

Intangible Liabilities
Below market leases, net	$(94,045)	$(88,558)	$(85,321)	$(63,749)	$(48,840)	$(59,213)	$(439,726)